Intangible Assets (Details) - Schedule of Intangible Assets - CHF (SFr)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Intangible Assets [Line Items]
At cost, Beginning Balance	SFr 17,820,590	SFr 15,844,806
At cost, Exchange differences	168
At cost, Additions		1,975,784
At cost, Ending Balance	17,820,758	17,820,590
Accumulated amortization and impairment losses, Beginning Balance		(1,529,929)
Accumulated amortization and impairment losses, Ending Balance	(13,927,077)	(13,927,077)
Net book value		3,893,681
Accumulated amortization and impairment losses, Impairment		(12,397,148)
Licenses [Member]
Schedule of Intangible Assets [Line Items]
At cost, Beginning Balance	5,376,201	5,376,201
At cost, Exchange differences
At cost, Additions
At cost, Ending Balance	5,376,201	5,376,201
Accumulated amortization and impairment losses, Beginning Balance		(1,482,520)
Accumulated amortization and impairment losses, Ending Balance	(1,482,520)	(1,482,520)
Net book value		3,893,681
Accumulated amortization and impairment losses, Impairment
IP & Data rights [Member]
Schedule of Intangible Assets [Line Items]
At cost, Beginning Balance	193,989	193,989
At cost, Exchange differences
At cost, Additions
At cost, Ending Balance	193,989	193,989
Accumulated amortization and impairment losses, Beginning Balance		(47,409)
Accumulated amortization and impairment losses, Ending Balance	(193,989)	(193,989)
Net book value
Accumulated amortization and impairment losses, Impairment		(146,580)
Patents [Member]
Schedule of Intangible Assets [Line Items]
At cost, Beginning Balance	748,435	473,154
At cost, Exchange differences
At cost, Additions		275,281
At cost, Ending Balance	748,435	748,435
Accumulated amortization and impairment losses, Beginning Balance
Accumulated amortization and impairment losses, Ending Balance	(748,435)	(748,435)
Net book value
Accumulated amortization and impairment losses, Impairment		(748,435)
Internally generated [Member]
Schedule of Intangible Assets [Line Items]
At cost, Beginning Balance	11,501,965	9,801,462
At cost, Exchange differences	168
At cost, Additions		1,700,503
At cost, Ending Balance	11,502,133	11,501,965
Accumulated amortization and impairment losses, Beginning Balance
Accumulated amortization and impairment losses, Ending Balance	(11,502,133)	(11,502,133)
Net book value
Accumulated amortization and impairment losses, Impairment		SFr (11,502,133)